Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Operating Lease Commitments	Operating lease commitments

	RMB	US$
2014	4,091	676
2015	3,236	535
2016	1,376	227
2017	1,376	227
2018 and thereafter	2,751	454

	12,830	2,119

Schedule of Future Sponsorship Commitments	Future sponsorship commitments as of December 31, 2013:

	RMB	US$
2014	2,000	330

	2,000	330